CONDENSED CONSOLIDATED BALANCE SHEET ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,163,128	$ 465,878	¥ 5,934,742
Restricted cash	655,653	96,567	974,932
Short-term investments	3,603,891	530,796	4,579,313
Accounts receivable, net of allowance of RMB144,574 and RMB370,027 (US$54,499) as of December 31, 2019 and September 30, 2020, respectively	3,260,191	480,174	3,627,749
Prepayments and other assets	3,463,425	510,108	3,719,228
Amounts due from related parties	169,799	25,009	211,993
Licensed copyrights, net	1,247,415	183,724	1,224,881
Total current assets	15,563,502	2,292,256	20,272,838
Non-current assets:
Fixed assets, net	1,463,733	215,585	1,754,367
Long-term investments	3,710,782	546,539	2,982,154
Deferred tax assets, net	66,673	9,820	34,916
Licensed copyrights, net	6,061,511	892,764	6,287,330
Intangible assets, net	661,683	97,455	813,960
Produced content, net	5,517,095	812,580	4,355,221
Prepayments and other assets	2,711,235	399,322	3,508,476
Operating lease assets	1,001,648	147,527	722,742
Goodwill	3,888,346	572,691	3,888,346
Amounts due from related parties	242,000	35,643	172,200
Total non-current assets	25,324,706	3,729,926	24,519,712
Total assets	40,888,208	6,022,182	44,792,550
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB12,093,465 and RMB11,646,729 (US$1,715,378) as of December 31, 2019 and September 30, 2020, respectively):
Accounts and notes payable	7,455,954	1,098,143	8,212,449
Amounts due to related parties	1,828,085	269,248	1,604,258
Customer advances and deferred revenue	3,064,785	451,394	3,081,407
Short-term loans	3,804,396	560,327	2,618,170
Long-term loans, current portion	733,365	108,013	736,814
Operating lease liabilities, current portion	197,673	29,114	125,412
Accrued expenses	2,162,980	318,572	2,611,217
Other liabilities	1,256,218	185,020	1,183,439
Total current liabilities	20,503,456	3,019,831	20,173,166
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB1,932,830 and RMB 1,812,912 (US$267,013) as of December 31, 2019 and September 30, 2020, respectively):
Long-term loans	628,286	92,537	880,278
Convertible senior notes	12,307,243	1,812,661	12,296,868
Deferred tax liabilities	13,749	2,025	30,136
Amounts due to related parties	993,608	146,343	1,061,883
Operating lease liabilities	757,882	111,624	402,732
Other non-current liabilities	207,071	30,498	232,555
Total non-current liabilities	14,907,839	2,195,688	14,904,452
Total liabilities	35,411,295	5,215,519	35,077,618
Commitments and contingencies
Mezzanine equity
Redeemable noncontrolling interests	106,802	15,730	101,542
Shareholders' equity:
Additional paid-in capital	42,464,474	6,254,341	41,298,328
Accumulated deficit	(39,424,412)	(5,806,588)	(33,834,357)
Accumulated other comprehensive income	2,274,276	334,965	2,106,718
Noncontrolling interests	55,444	8,166	42,376
Total shareholders' equity	5,370,111	790,933	9,613,390
Total liabilities, mezzanine equity and shareholders' equity	40,888,208	6,022,182	44,792,550
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares, value	146	22	142
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares, value	¥ 183	$ 27	¥ 183